Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Inventory	$ 96,756
Cash	11,123,685	12,497,359
Accounts receivable	45,431,240	39,017,369
Prepayments and other current assets	22,949,857	23,350,063
Tax recoverable		262,057
Total current assets	79,601,538	75,126,848
Property, plant and equipment, net	343,412	400,508
Right-of-use lease assets, net	118,517	187,078
Goodwill	4,780,002
Total Non Current Assets	5,241,931	587,586
Total assets	84,843,469	75,714,434
Current liabilities
Accounts payable	56,026,741	52,690,082
Tax Payable	524,111
Accrued expenses and other current liabilities	4,626,954	985,947
Short-term lease liabilities	96,228	125,243
Derivative Liabilities	2,192,851	60,705
Bank borrowing	24,381	1,893,094
Total current liabilities	63,491,266	55,755,071
Long-term lease liabilities	24,666	70,538
Long Term borrowings	62,405
Total liabilities	63,578,337	55,825,609
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 27,500,327 and 27,500,327 shares issued and outstanding as of June 30, 2026, and December 31, 2025 respectively	2,750	2,750
Additional paid-in capital	13,712,703	13,831,423
Treasury stock	(21)	(5)
Translation Reserve	782
Retained earnings	7,561,558	6,054,657
Total shareholders’ equity	21,277,772	19,888,825
Non-controlling interests in subsidiaries	(12,640)
Total liabilities and shareholders’ equity	$ 84,843,469	$ 75,714,434